Form N-1A Supplement	Oct. 09, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST
(the “Trust”)

Supplement dated October 9, 2026 to the Prospectuses and Summary Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April (CBTA), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), and Calamos Bitcoin Structured Alt Protection ETF® – October (CBOO)

This supplement updates certain information contained in each of the Prospectuses and Summary Prospectuses noted above and should be attached to the Prospectuses and Summary Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses and Summary Prospectuses.

Effective immediately, the following changes are made to the Prospectuses (and Summary Prospectuses, where noted below):

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST
(the “Trust”)

Supplement dated October 9, 2026 to the Prospectuses and Summary Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April (CBTA), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), and Calamos Bitcoin Structured Alt Protection ETF® – October (CBOO)

This supplement updates certain information contained in each of the Prospectuses and Summary Prospectuses noted above and should be attached to the Prospectuses and Summary Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses and Summary Prospectuses.

Effective immediately, the following changes are made to the Prospectuses (and Summary Prospectuses, where noted below):

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST
(the “Trust”)

Supplement dated October 9, 2026 to the Prospectuses and Summary Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April (CBTA), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), and Calamos Bitcoin Structured Alt Protection ETF® – October (CBOO)

This supplement updates certain information contained in each of the Prospectuses and Summary Prospectuses noted above and should be attached to the Prospectuses and Summary Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses and Summary Prospectuses.

Effective immediately, the following changes are made to the Prospectuses (and Summary Prospectuses, where noted below):